Debt ($420 million term loan and revolving credit facility agreements) (Details) - USD ($)	Jun. 19, 2015	Dec. 31, 2016
West Polaris
Debt Instrument [Line Items]
Security owned and pledged as collateral, fair value		$ 554,000,000
$420 West Polaris Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 420,000,000
Unused borrowing capacity, fee rate (as percent)	0.90%
Debt instrument, periodic payment	$ 3,000,000
Balloon payment to be paid	143,000,000
Long-term line of credit	$ 336,000,000	$ 279,000,000
$420 West Polaris Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)	2.25%
$420 West Polaris Facility | Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 320,000,000
$420 West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000